DERIVATIVE LIABILITIES	12 Months Ended
Jan. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES [Text block]

14. DERIVATIVE LIABILITIES

The following reflects the continuity of derivative liabilities:

	Conversion features of convertible promissory notes	Earn out shares	Total
	$	$	$
Balance, January 31, 2020	151,242	3,699,154	3,850,396
Fair value adjustment on derivative liabilities	333,915	5,422,280	5,756,195
Effect of foreign exchange	-	152,536	152,536
Balance, January 31, 2021	485,157	9,273,970	9,759,127
Fair value adjustment on derivative liabilities	(485,157)	(8,091,133)	(8,576,290)
Settlement of Phantom earn out	-	(677,939)	(677,939)
Effect of foreign exchange	-	501,470	501,470
Balance, January 31, 2022	-	1,006,368	1,006,368

Upon the February 4, 2019 acquisition of Phantom Farms the vendors can earn up to 4,500,000 'earn out' shares over a period of seven years. The conditions were based on the Company's common shares exceeding certain share prices during the period. The liability was derived using a Monte Carlo simulation. On January 24, 2022, the Company issued 1,300,000 common shares for full settlement of the Phantom earn out shares.

Upon the May 24, 2019 acquisition of Swell Companies the vendors can earn up to 6,000,000 'earn out' shares over a period of seven years. The conditions are based on C21 common shares exceeding certain share prices during the period. Additionally, the 50% of the earn out shares are earned upon a change of control of the Company. The liability is derived using a Monte Carlo simulation.

Significant inputs into the Monte Carlo simulation used to determine the fair value of earn of earn out shares were as follows:

	Earn out shares	Earn out shares
	January 31, 2022	January 31, 2021
Discount rate	1.24%	0.30%
Expected life in years	4.33	5.34
Expected stock volatility	80%	80%
Expected volatility of foreign exchange	6.52%	5.29%

The fair value of the conversion features of the convertible promissory notes is determined using a Black-Scholes option pricing model. Significant inputs into the calculation were as follows:

	Conversion feature of June 13, 2018 issuance issuance of convertible promissory notes	Conversion feature of May 24, 2019 issuance of convertible promissory notes
	January 31, 2021	January 31, 2021
Discount rate	0.18%	0.18%
Expected life in years	0.36	0.31
Expected stock volatility	85%	86%
Stock price (CAD)	$1.54	$1.54
Exercise price (CAD)	$1.28	$2.00

The conversion features of the June 13, 2018 and May 24, 2019 convertible promissory notes expired on June 13, 2021 and May 24, 2021, respectively. As such, the fair value of each at January 31, 2022 was $nil.